Summary of Significant Accounting Policies: Investment in Unconsolidated Affiliates Policy (Policies)	Dec. 31, 2020
Policies
Investment in Unconsolidated Affiliates Policy

Investment in Unconsolidated Affiliates:

The Company owns less than 20% or otherwise does not exercise significant influence, are stated at cost. At December 31, 2020 and December 31, 2019, the Company had an investment in which the Company owned less than 1% interest in an unconsolidated affiliate and therefore the investment is carried at cost.